Revenue - Summary of breakdown of revenue by sales channels (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers
Revenue	€ 100,796	€ 115,768	[1]
Direct To Consumer (DTC)
Disclosure of disaggregation of revenue from contracts with customers
Revenue	68,439	80,039
Wholesale
Disclosure of disaggregation of revenue from contracts with customers
Revenue	27,001	29,193
Royalties and Other
Disclosure of disaggregation of revenue from contracts with customers
Revenue	€ 5,356	€ 6,536

[1]	The consolidated statements of profit or loss for the six months ended June 30, 2025 have been restated in accordance with IFRS 5, with the results of Caruso Brand presented as a discontinued operation (see Note 8).